UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA

Nuveen Tax-Advantaged Total Return Strategy Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 142.3% (97.6% of Total Investments)

	COMMON STOCKS – 92.7% (63.6% of Total Investments)

	Air Freight & Logistics – 4.3%

152,800	Deutsche Post AG, (2)	$4,783,932
26,700	United Parcel Service, Inc., Class B, (3), (4)	2,919,912
	Total Air Freight & Logistics	7,703,844

	Airlines – 0.9%

18,200	Copa Holdings SA, (3)	1,600,326

	Automobiles – 1.5%

37,200	Daimler AG, (2)	2,627,436

	Banks – 9.0%

73,700	CIT Group Inc., (4)	2,675,310
96,800	Citigroup Inc.	4,571,864
325,530	ING Groep N.V., (4)	4,017,040
43,000	JPMorgan Chase & Co.	2,863,370
40,000	Wells Fargo & Company, (3)	1,771,200
	Total Banks	15,898,784

	Biotechnology – 1.2%

35,000	AbbVie Inc.	2,207,450

	Capital Markets – 5.0%

178,000	Ares Capital Corporation, (4)	2,759,000
522,000	Deutsche Boerse AG, (2)	4,045,500
152,300	UBS Group AG, (2)	2,080,487
	Total Capital Markets	8,884,987

	Chemicals – 0.7%

243,300	CVR Partners LP	1,289,490

	Communications Equipment – 2.5%

84,600	Cisco Systems, Inc.	2,683,512
242,000	Ericsson, (4)	1,744,820
	Total Communications Equipment	4,428,332

	Diversified Financial Services – 1.3%

305,000	Challenger Limited, (2)	2,388,368

	Diversified Telecommunication Services – 5.0%

146,500	Nippon Telegraph and Telephone Corporation, ADR	6,711,165
144,000	Telefonica Brasil SA	2,078,871
	Total Diversified Telecommunication Services	8,790,036

	Electric Utilities – 1.6%

819,200	EDP – Energias de Portugal, S.A., (2)	2,749,239

	Electrical Equipment – 1.1%

29,800	Eaton PLC, (4)	1,958,158

	Equity Real Estate Investment Trusts – 1.7%

33,100	Apartment Investment & Management Company, Class A	1,519,621
95,600	Paramount Group Inc.	1,566,884
	Total Equity Real Estate Investment Trusts	3,086,505

NUVEEN	1

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 1.5%

30,100	CVS Health Corporation, (4)	$2,678,599

	Food Products – 2.7%

457,600	Orkla ASA, (2), (4)	4,745,312

	Health Care Providers & Services – 0.0%

10,108	Millennium Health LLC, (5)	4,296

	Hotels, Restaurants & Leisure – 0.8%

24,100	Cedar Fair LP, (3)	1,380,689

	Household Durables – 1.3%

137,200	Sekisui House, Ltd., (2)	2,337,431

	Industrial Conglomerates – 3.9%

60,000	General Electric Company, (3)	1,777,200
107,800	Philips Electronics, (4)	3,189,802
17,400	Siemens AG, Sponsored ADR, (2)	2,040,327
	Total Industrial Conglomerates	7,007,329

	Insurance – 10.2%

81,500	Ageas, (2)	2,979,915
232,200	Allinaz S.E, (2), (4)	3,443,526
43,000	CNA Financial Corporation	1,479,630
201,900	Swiss Re AG, (2)	4,571,016
158,500	Unum Group, (4)	5,596,635
	Total Insurance	18,070,722

	Media – 7.1%

104,000	Interpublic Group of Companies, Inc., (4)	2,324,400
2,099	Metro-Goldwyn-Mayer, (2), (5)	168,445
98,600	National CineMedia, Inc., (4)	1,451,392
225,200	ProSiebenSat.1 Media AG, (2)	2,401,758
42,000	Time Warner Inc., (4)	3,343,620
3,958	Tribune Media Company	144,546
3,185	Tribune Media Company, (6)	—
989	tronc, Inc., (5)	16,694
74,100	Viacom Inc., Class B	2,823,210
	Total Media	12,674,065

	Mortgage Real Estate Investment Trusts – 0.7%

78,000	PennyMac Mortgage Investment Trust	1,215,240

	Multiline Retail – 2.4%

22,900	Nordstrom, Inc.	1,188,052
43,500	Target Corporation, (4)	2,987,580
	Total Multiline Retail	4,175,632

	Multi-Utilities – 2.8%

214,200	Veolia Environment S.A., ADR, (2)	4,935,507

	Oil, Gas & Consumable Fuels – 2.7%

36,400	Phillips 66, (4)	2,932,020
9	Southcross Holdings Borrower LP, (5)	3,173
39,300	Total SA, Sponsored ADR	1,874,610
	Total Oil, Gas & Consumable Fuels	4,809,803

	Pharmaceuticals – 8.2%

141,500	AstraZeneca PLC, (4)	4,649,690
156,200	GlaxoSmithKline PLC	6,736,906

2	NUVEEN

Shares	Description (1)			Value

	Pharmaceuticals (continued)

101,700	Roche Holdings AG, Sponsored ADR, (2), (4)			$3,149,649
	Total Pharmaceuticals			14,536,245

	Road & Rail – 1.1%

20,000	Union Pacific Corporation			1,950,600

	Semiconductors & Semiconductor Equipment – 1.5%

148,000	Infineon Technologies AG, (2)			2,639,064

	Software – 5.9%

65,000	Microsoft Corporation, (3), (4)			3,744,000
173,300	Oracle Corporation			6,807,224
	Total Software			10,551,224

	Specialty Retail – 1.1%

69,500	GameStop Corporation			1,917,505

	Tobacco – 3.0%

105,000	Imperial Brands PLC, (2)			5,404,350
	Total Common Stocks (cost $146,313,953)			164,646,568

Shares	Description (1)	Coupon	Ratings (7)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.2% (4.2% of Total Investments)

	Banks – 0.7%

525	Bank of America Corporation	7.250%	BB+	$640,941
400	Wells Fargo & Company	7.500%	BBB	523,440
	Total Banks			1,164,381

	Diversified Telecommunication Services – 1.4%

29,655	Frontier Communications Corporation	11.125%	N/R	2,488,351

	Pharmaceuticals – 4.1%

9,043	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	7,321,213
	Total Convertible Preferred Securities (cost $12,428,581)			10,973,945

Shares	Description (1)	Coupon	Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.3% (5.7% of Total Investments)

	Banks – 1.9%

12,020	Boston Private Financial Holdings Inc.	6.950%	N/R	$315,044
4,625	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	486,781
3,250	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	330,891
14,122	Fifth Third Bancorp.	6.625%	Baa3	431,286
7,700	First Republic Bank of San Francisco	7.000%	BBB–	210,210
4,450	HSBC Holdings PLC	8.000%	Baa1	116,189
15,000	Huntington BancShares Inc.	6.250%	Baa3	413,100
14,544	Regions Financial Corporation	6.375%	BB	421,049
3,821	TCF Financial Corporation	7.500%	BB–	99,957
18,400	U.S. Bancorp.	6.500%	A3	554,208
1,300	Zions Bancorporation	7.900%	BB–	34,268
	Total Banks			3,412,983

	Capital Markets – 1.2%

11,400	Charles Schwab Corporation	6.000%	BBB	313,842
3,775	Charles Schwab Corporation	5.950%	BBB	102,756
20,850	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	521,459
24,175	Morgan Stanley	7.125%	Ba1	713,404
16,200	Stifel Financial Corporation	6.250%	BB–	451,170
	Total Capital Markets			2,102,631

NUVEEN	3

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (7)	Value

	Consumer Finance – 1.2%

9,200	Capital One Financial Corporation	6.700%		Baa3	$258,796
3,800	Discover Financial Services	6.500%		BB–	99,104
56,500	GMAC Capital Trust I	8.125%		B+	1,435,665
7,130	SLM Corporation, Series A	6.970%		Ba3	366,553
	Total Consumer Finance				2,160,118

	Diversified Financial Services – 0.1%

8,100	KKR Financial Holdings LLC	7.375%		BBB	216,432

	Electric Utilities – 1.0%

3,035	Alabama Power Company, (2)	6.500%		A3	90,291
1,300	Alabama Power Company, (2)	6.450%		A3	34,125
23,225	Great Plains Energy Inc.	7.000%		N/R	1,195,855
5,000	Gulf Power Company, (2)	6.450%		Baa1	518,822
	Total Electric Utilities				1,839,093

	Food Products – 0.4%

14,600	CHS Inc.	7.100%		N/R	437,416
11,205	CHS Inc.	6.750%		N/R	320,799
	Total Food Products				758,215

	Insurance – 1.8%

14,089	Allstate Corporation	6.750%		BBB–	382,939
13,300	Arch Capital Group Limited	6.750%		BBB+	340,746
4,000	Aspen Insurance Holdings Limited	7.401%		BBB–	101,280
19,210	Aspen Insurance Holdings Limited	7.250%		BBB–	496,963
13,193	Axis Capital Holdings Limited	6.875%		BBB	338,005
19,050	Endurance Specialty Holdings Limited	6.350%		BBB–	533,400
19,101	Maiden Holdings Limited	8.250%		BB	496,053
9,600	National General Holding Company	7.500%		N/R	247,680
6,035	National General Holding Company	7.500%		N/R	157,332
	Total Insurance				3,094,398

	Thrifts & Mortgage Finance – 0.5%

4,631	Astoria Financial Corporation	6.500%		Ba2	121,981
25,037	Federal Agricultural Mortgage Corporation	6.875%		N/R	675,498
	Total Thrifts & Mortgage Finance				797,479

	Wireless Telecommunication Services – 0.2%

11,000	United States Cellular Corporation	7.250%		Ba1	293,260
	Total $25 Par (or similar) Retail Preferred (cost $13,605,621)				14,674,609

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 27.1% (18.6% of Total Investments) (8)

	Aerospace & Defense – 1.2%

$610	B/E Aerospace, Inc., Term Loan B, First Lien	3.790%	12/16/21	BB+	$616,615
1,000	Leidos Holdings, Inc., Term Loan B	3.274%	8/16/23	BBB–	1,007,083
236	Transdigm, Inc., Delayed Draw, Tranche F, Term Loan	3.750%	6/09/23	Ba2	236,472
262	Transdigm, Inc., Term Loan F	3.750%	6/09/23	Ba2	262,746
2,108	Total Aerospace & Defense				2,122,916

	Airlines – 0.3%

481	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	483,322

	Automobiles – 0.9%

574	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	575,611
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,116,073
1,688	Total Automobiles				1,691,684

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Building Products – 0.2%

$293	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	$288,844

	Capital Markets – 0.3%

485	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	487,729

	Chemicals – 1.0%

199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	201,484
779	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB-	780,289
837	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB+	843,409
1,815	Total Chemicals				1,825,182

	Commercial Services & Supplies – 0.6%

997	West Corporation, Term Loan B12	3.750%	6/17/23	BB	1,004,732

	Communications Equipment – 0.1%

268	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	Ba1	270,386

	Consumer Finance – 0.5%

926	First Data Corporation, Term Loan B, First Lien	4.525%	3/24/21	BB	932,498

	Containers & Packaging – 1.0%

429	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	BB	430,229
1,277	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.250%	2/06/23	N/R	1,282,054
1,706	Total Containers & Packaging				1,712,283

	Diversified Consumer Services – 0.6%

49	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BBB	49,700
505	Hilton Hotels Corporation, Series B2, Term Loan	3.100%	10/25/23	BBB	509,563
450	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	455,149
1,004	Total Diversified Consumer Services				1,014,412

	Diversified Financial Services – 0.6%

746	MGM Growth Properties, Term Loan B	4.000%	4/25/23	BB+	753,712
266	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	264,792
1,012	Total Diversified Financial Services				1,018,504

	Diversified Telecommunication Services – 0.8%

522	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	498,270
1,000	Verizon Communications, Inc., Term Loan	1.796%	7/31/19	N/R	1,001,042
1,522	Total Diversified Telecommunication Services				1,499,312

	Energy Equipment & Services – 0.0%

149	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	75,673

	Equity Real Estate Investment Trusts – 0.3%

541	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	543,013

	Food & Staples Retailing – 0.5%

869	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	875,283

	Food Products – 0.8%

821	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	831,838
586	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	591,015
1,407	Total Food Products				1,422,853

	Health Care Equipment & Supplies – 1.0%

1,430	Acelity, Term Loan F	5.000%	8/03/18	Ba3	1,444,058
428	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	428,608
1,858	Total Health Care Equipment & Supplies				1,872,666

NUVEEN	5

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Health Care Providers & Services – 1.6%

$258	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	$253,768
517	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	508,518
813	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	818,446
477	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	470,325
57	HCA, Inc., Term Loan B6, First Lien	3.774%	3/17/23	BBB–	57,376
506	HCA, Inc., Term Loan B7, First Lien	3.588%	2/15/24	BBB–	510,417
343	Millennium Laboratories, Inc., Term Loan B, First Lien	7.550%	12/21/20	B–	163,545
2,971	Total Health Care Providers & Services				2,782,395

	Hotels, Restaurants & Leisure – 1.5%

1,039	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,047,163
1,143	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.088%	5/14/20	BB	1,122,730
499	YUM Brands, Term Loan B	3.281%	6/16/23	BBB–	503,470
2,681	Total Hotels, Restaurants & Leisure				2,673,363

	Household Products – 0.2%

347	Spectrum Brands, Inc., Term Loan	3.500%	6/23/22	BBB–	348,529

	Independent Power & Renewable Electricity Producers – 0.3%

500	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	503,854

	Internet and Direct Marketing Retail – 0.3%

481	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	483,258

	Internet Software & Services – 0.5%

821	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	811,684

	IT Services – 0.7%

728	Vantiv, Inc., Term Loan B	3.500%	6/13/21	BBB–	731,007
499	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	504,984
1,227	Total IT Services				1,235,991

	Leisure Products – 0.4%

680	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	656,334

	Life Sciences Tools & Services – 0.3%

500	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	501,015

	Machinery – 0.3%

462	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	462,661

	Media – 2.6%

495	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	498,587
484	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	BBB	485,531
92	Clear Channel Communications, Inc., Term Loan E	8.024%	7/30/19	Caa1	70,867
747	Clear Channel Communications, Inc., Tranche D, Term Loan	7.274%	1/30/19	Caa1	575,549
690	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	484,855
41	Nexstar Broadcasting Group (Mission Broadcasting Inc.) Term Loan B, (WI/DD)	TBD	TBD	BB+	40,807
500	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	503,047
544	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	529,433
1,508	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	BB–	1,511,901
5,101	Total Media				4,700,577

	Multiline Retail – 0.5%

492	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	492,802
173	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	173,807
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	242,175
905	Total Multiline Retail				908,784

	Oil, Gas & Consumable Fuels – 0.3%

205	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	169,609
139	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	58,413

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Oil, Gas & Consumable Fuels (continued)

$353	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	N/R	$256,177
190	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	120,377
8	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	7,013
895	Total Oil, Gas & Consumable Fuels				611,589

	Pharmaceuticals – 0.7%

231	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BBB–	231,675
964	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	N/R	965,696
1,195	Total Pharmaceuticals				1,197,371

	Professional Services – 0.2%

400	Nielsen Finance LLC, Term Loan B3, First Lien, (WI/DD)	TBD	TBD	BBB	401,958

	Semiconductors & Semiconductor Equipment – 1.3%

1,012	Avago Technologies, Term Loan B3	3.524%	2/01/23	BBB	1,025,362
717	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	Baa2	721,064
533	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	BBB–	536,408
2,262	Total Semiconductors & Semiconductor Equipment				2,282,834

	Software – 2.1%

470	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	454,265
782	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	783,055
946	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	948,535
736	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	BB	732,157
684	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	689,736
85	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	85,714
3,703	Total Software				3,693,462

	Specialty Retail – 1.2%

559	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.500%	8/13/21	BB	561,729
250	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	246,250
946	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	955,849
444	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	445,764
2,199	Total Specialty Retail				2,209,592

	Technology Hardware, Storage & Peripherals – 1.2%

818	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	823,736
407	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	10/31/17	BB–	410,196
93	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	10/31/17	BB–	93,554
798	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	807,726
2,116	Total Technology Hardware, Storage & Peripherals				2,135,212

	Wireless Telecommunication Services – 0.2%

447	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	450,413
$49,022	Total Variable Rate Senior Loan Interests (cost $48,759,102)				48,192,168

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 0.6% (0.4% of Total Investments)

	Banks – 0.6%

$25	Bank of America Corporation	6.300%	3/10/66	BB+	$27,156
250	Citigroup Inc.	5.950%	12/29/49	BB+	255,025
150	JPMorgan Chase & Company	6.750%	1/29/49	BBB–	167,250
525	M&T Bank Corporation	6.450%	12/29/49	Baa2	590,730
950	Total Banks				1,040,161

	Media – 0.0%

133	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	105,236
$1,083	Total Corporate Bonds (cost $1,079,526)				1,145,397

NUVEEN	7

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.4% (5.1% of Total Investments)

	Banks – 5.2%

$1,929	Bank of America Corporation	6.500%	N/A (10)	BB+	$2,089,348
450	Citigroup Inc.	5.800%	N/A (10)	BB+	452,812
1,938	Citigroup Inc.	5.950%	N/A (10)	BB+	1,973,213
100	Citigroup Inc.	6.250%	N/A (10)	BB+	107,719
200	Citizens Financial Group Inc.	5.500%	N/A (10)	BB+	196,000
50	Cobank Agricultural Credit Bank	6.250%	N/A (10)	BBB+	54,755
200	JPMorgan Chase & Company	7.900%	N/A (10)	BBB–	205,500
250	JPMorgan Chase & Company	6.100%	N/A (10)	BBB–	264,062
550	PNC Financial Services Inc.	6.750%	N/A (10)	Baa2	616,000
450	SunTrust Bank Inc.	5.625%	N/A (10)	Baa3	465,188
2,367	Wells Fargo & Company, (3)	5.875%	N/A (10)	BBB	2,568,195
225	Zions Bancorporation	7.200%	N/A (10)	BB–	240,469
8,709	Total Banks				9,233,261

	Capital Markets – 0.2%

200	Goldman Sachs Group Inc.	5.300%	N/A (10)	Ba1	205,000
100	Morgan Stanley	5.550%	N/A (10)	Ba1	102,125
300	Total Capital Markets				307,125

	Consumer Finance – 0.4%

275	American Express Company	5.200%	N/A (10)	Baa2	277,406
400	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	407,000
675	Total Consumer Finance				684,406

	Industrial Conglomerates – 0.4%

740	General Electric Company	5.000%	N/A (10)	A	786,916

	Food Products – 1.2%

750	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	776,250
1,371	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	1,418,985
2,121	Total Food Products				2,195,235
$12,545	Total $1,000 Par (or similar) Institutional Preferred (cost $12,613,603)				13,206,943
	Total Long-Term Investments (cost $234,800,386)				252,839,630

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.5% (2.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.4% of Total Investments)

$1,883	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $1,883,558, collateralized by $1,745,000 U.S. Treasury Notes, 3.500%, due 5/15/20, value $1,923,863	0.030%	10/03/16		$1,883,553
4,326	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $4,325,922, collateralized by $3,780,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $4,413,150	0.030%	10/03/16		4,325,911
$6,209	Total Short-Term Investments (cost $6,209,464)				6,209,464
	Total Investments (cost $241,009,850) – 145.8%				259,049,094
	Borrowings – (43.1)% (11), (12)				(76,650,000)
	Other Assets Less Liabilities – (2.7)% (13)				(4,755,962)
	Net Assets Applicable to Common Shares – 100%				$177,643,132

8	NUVEEN

Investments in Derivatives as of September 30, 2016

Options Written

Number of Contracts	Description	Notional Amount (14)	Expiration Date	Strike Price	Value
(142)	Interpublic Group of Companies, Inc.	$(355,000)	10/21/16	$25.0	$(1,420)
(599)	National CineMedia, Inc.	(1,048,250)	12/16/16	17.5	(5,990)
(229)	Nordstrom, Inc.	(1,202,250)	10/21/16	52.5	(27,366)
(970)	Total Options Written (premiums received $58,566)	$(2,605,500)			$(34,776)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annual ized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termina tion Date	Termina tion Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$18,475,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(429,553)	$(593,421)
JPMorgan Chase Bank, N.A.	18,475,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(918,024)	(1,158,521)
	$36,950,000								$(1,347,577)	$(1,751,942)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$107,155,306	$57,491,262	$—	*	$164,646,568
Convertible Preferred Securities	3,652,732	7,321,213	—		10,973,945
$25 Par (or similar) Retail Preferred	13,213,699	1,460,910	—		14,674,609
Variable Rate Senior Loan Interests	—	48,192,168	—		48,192,168
Corporate Bonds	—	1,145,397	—		1,145,397
$1,000 Par (or similar) Institutional Preferred	—	13,206,943	—		13,206,943

Short-Term Investments:
Repurchase Agreements	—	6,209,464	—		6,209,464

Investment in Derivatives:
Options Written	(34,776)	—	—		(34,776)
Interest Rate Swaps**	—	(1,751,942)	—		(1,751,942)
Total	$123,986,961	$133,275,415	$—		$257,262,376
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

NUVEEN	9

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$2,078,871	$(4,745,312)	$4,745,312	$(2,078,871)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $242,660,796.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$26,878,235
Depreciation	(10,489,937)
Net unrealized appreciation (depreciation) of investments	$16,388,298

10	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $51,711,828.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Borrowings as a percentage of Total Investments is 29.6%.

(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $163,976,167 have been pledged as collateral for borrowings.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate-Intercontinental Exchange

NUVEEN	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016